Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
8. Leases
8.1
Right-of-use
assets

TCHF	Building	Equipment	Total
Historical cost
January 1, 2022	2,538	139	2,677

Addition	—	549	549
Foreign exchange difference	(9)	(2)	(11)
December 31, 2022	2,529	686	3,215

Addition	86	468	554
Disposal	(89)	(46)	(135)
Foreign exchange difference	(6)	(2)	(8)
December 31, 2023	2,520	1,106	3,626

Accumulated depreciation
January 1, 2022	(147)	(32)	(179)

Depreciation	(292)	(105)	(397)
Foreign exchange difference	3	—	3
December 31, 2022	(436)	(137)	(573)

Depreciation	(285)	(252)	(537)
Disposal	41	11	52
Foreign exchange difference	1	1	2
December 31, 2023	(679)	(377)	(1,056)

Carrying amount
at December 31, 2022	2,093	549	2,642
at December 31, 2023	1,841	729	2,570

The Group leases various assets, including office equipment, laboratory equipment, cars, and office buildings in Switzerland, the U.S., Italy, and Germany. The remaining expected lease terms for these assets range between 1 year and 9 years. Except for office and laboratory equipment, the Group does not have an option to purchase the assets at the end of the lease term.
8.2 Maturity of lease liabilities

TCHF	December 31, 2023	December 31, 2022
< 1 year	524	444
1-5 years	1,824	1,455
> 5 years	262	777

Total	2,610	2,676

8.3 Amounts recognized in profit or loss

TCHF	December 31, 2023	December 31, 2022
Lease expense for short-term and low value leases	54	182
Depreciation expense on right-of-use assets (note 28)	537	392
Interest expense on lease liabilities (note 29)	27	33
8.4 Further information on leases
The Group has no material,
non-cancellable
commitment for short-term leases. In 2023, the cash outflow for leases amounted to TCHF 530 (2022: TCHF 390).